CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 86,846,791	$ 63,883,520	$ 54,884,381
Cost of sales	(82,903,989)	(48,239,478)	(36,593,792)
Gross profit	3,942,802	15,644,042	18,290,589
Operating expenses:
Selling and marketing expenses	2,215,651	2,647,429	2,949,204
General and administrative expenses	2,482,972	2,897,995	4,071,116
Research and development costs	1,123,555	1,452,061	1,652,633
Total operating expenses	5,822,178	6,997,485	8,672,953
Operating Income (loss)	(1,879,376)	8,646,557	9,617,636
Other income (expenses):
Interest expenses	(1,000,554)	(1,151,045)	(1,239,170)
Interest income	7,192	24,437	10,702
Gain on disposal of subsidiary, net	536,612
Loss on investment	(256,937)
Other income, net	327,845	921,973	112,099
Total other expenses, net	(385,842)	(204,635)	(1,116,369)
Income (loss) before income taxes	(2,265,218)	8,441,922	8,501,267
Income tax recovery (expense)	1,428,202	(248,228)	(1,398,210)
Net (loss) income	(837,016)	8,193,694	7,103,057
Net (loss) income attributable to non-controlling interests	11,402	(86,828)	(84,943)
Net (loss) income attributable to ZK International Group Co., Ltd.	(825,614)	8,106,866	7,018,114
Net (loss) income	(837,016)	8,193,694	7,103,057
Other comprehensive income (loss):
Foreign currency translation adjustment	2,319,048	(1,694,278)	(818,468)
Total comprehensive income	1,482,032	6,499,416	6,284,589
Comprehensive loss (income) attributable to non-controlling interests	(6,136)	(73,919)	(75,719)
Comprehensive income attributable to ZK International Group Co., Ltd.	$ 1,475,896	$ 6,425,497	$ 6,208,870
Basic and diluted earnings (loss) per share
Basic	$ (0.05)	$ 0.49	$ 0.52
Diluted	$ (0.05)	$ 0.49	$ 0.51
Weighted average number of shares outstanding
Basic	16,558,037	16,551,708	13,610,046
Diluted	16,558,037	16,551,708	13,629,517